Acquisitions - Bloom Dispensaries (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 18, 2022	Dec. 31, 2022	Dec. 31, 2021
Acquisitions
Cash outflow, net of cash acquired		$ 133,983	$ 37,820
Bloom Dispensaries
Acquisitions
Cash	$ 18,821
Accounts receivable, net	804
Prepaid expenses and other current assets	381
Inventory	3,694
Property, plant and equipment, net	5,225
Right-of-use assets	14,265
Other assets	122
Goodwill	60,680
Deferred tax liabilities	(42,713)
Liabilities assumed	(25,315)
Net assets acquired	214,224
Cash consideration, net of working capital adjustments	68,791
Note payable	145,433
Total consideration	214,224
Cash outflow, net of cash acquired	49,970
Bloom Dispensaries | Licenses
Acquisitions
Intangible assets	174,770
Bloom Dispensaries | Trade name
Acquisitions
Intangible assets	2,230
Bloom Dispensaries | Non-compete agreements
Acquisitions
Intangible assets	$ 1,260